BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, NQ Shenzhen and Fanyue) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jun. 30, 2013	Mar. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill			$ 320,424	$ 76,020	$ 17,958
NQ Shenzhen [Member]
Business Acquisition [Line Items]
Cash consideration	809
Shares consideration	2,125
Total	2,934
Cash	66
Other working capital	51
Identifiable intangible assets acquired	599
Goodwill	2,218
Total	2,934
Fanyue [Member]
Business Acquisition [Line Items]
Cash consideration		88
Shares consideration		1,490
Total		1,578
Cash		192
Other working capital		476
Identifiable intangible assets acquired		335
Goodwill		1,694
Fair value of non-controlling interest		(1,119)
Total		$ 1,578